Unaudited Condensed Consolidated Statements of Changes in Deficit (Parentheticals) ¥ in Thousands	12 Months Ended
Sep. 30, 2020 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost	¥ 29,289